Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Jan. 31, 2011 UTi Logistics Israel Ltd [Member]	Oct. 31, 2011 UTi Logistics Israel Ltd [Member]	Jan. 31, 2011 Polish operating subsidiaries [Member]	Jan. 31, 2013 Equity-method investee [Member]	Jan. 31, 2012 Equity-method investee [Member]	Jan. 31, 2011 Equity-method investee [Member]
Related Party Transaction [Line Items]
Loan with shipping services company	$ 4,042
Ownership of shipping services company in UTi Logistics Israel Ltd	25.00%
Subsidiary minority interest percentage acquired		25.00%
Amount received for freight services from client			1,319
Revenues from transactions with related party				25,484	27,312	3,431
Accounts receivable related to operating agreement				$ 3,837	$ 5,281